Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Components of Lease Expense and Supplemental Cash Flow Information
Supplemental Cash Flow Information

The following is the supplemental cash flow information associated with the Company's leases (in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,
	2019	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$345	$2,804
The components of lease expense were as follows (in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from July 1, 2019 through August 31,
Operating lease cost (a)	$34	$70
Operating lease cost (b)	320	624
Total operating lease cost	$354	$694

(a)        Amount is included in Cost of services in the unaudited condensed consolidated statements of operations.
(b)        Amount is included in Selling, general and administrative, including stock-based and long-term incentive compensation in the unaudited condensed consolidated statements of operations.

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,
Operating lease cost (a)	$34	$321
Operating lease cost (b)	320	2,595
Total operating lease cost	$354	$2,916

(a)        Amount is included in Cost of services in the unaudited condensed consolidated statements of operations.
(b)        Amount is included in Selling, general and administrative, including stock-based and long-term incentive compensation in the unaudited condensed consolidated statements of operations.

Remaining Lease Term and Discount Rate

The following table presents the weighted-average remaining lease term and the weighted-average discount rate:

As of September 30, 2019
Weighted-average remaining lease term for operating leases (in years)	9.9
Weighted-average discount rate for operating leases	11.8%

Maturities of Lease Liabilities
As of September 30, 2019, maturities of lease liabilities were as follows:

Remainder of 2019	$758
2020	3,980
2021	3,195
2022	3,069
2023	3,087
Thereafter	20,329
Total lease payments	$34,418
Less: Interest	(14,653)
Total lease obligations	$19,765

Maturities of Lease Liabilities, Prior to Adoption of ASU
Minimum lease commitments as of December 31, 2018 that have initial or remaining noncancelable lease terms in excess of one year are as follows (in thousands):

Year Ended December 31:
2019	$4,628
2020	4,207
2021	3,093
2022	3,068
2023	3,087
Thereafter	20,329
Minimum lease commitments	$38,412